11000569

CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

13FCONP
5/16/2011

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Magnetar Financial LLC**
Address: **1603 Orrington Avenue**
13th Floor
Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Michael Turro**
Title: **Chief Compliance Officer**
Phone: **(847) 905-4690**

Signature, Place, and Date of Signing:

Michael Turro	**Evanston, IL**	**May 14, 2010**
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

RECEIVED
MAY 17 2010
OFFICE OF THE SECRETARY
13FCON

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $ 274,945 (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER	CLASS TITLE	CUSIP	VALUE (X$1,000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
AIRGAS INC	COM	009363102	24,694	388,142	SH		SOLE		388,142		
MILLIPORE CORP	COM	601073109	21,120	200,000	SH	PUT	SOLE		200,000		
OSI PHARMACEUTICALS INC	COM	671040103	2,403	40,352	SH		SOLE		40,352		
PSYCHIATRIC SOLUTIONS INC	COM	74439H108	15,231	511,100	SH		SOLE		511,100		
PSYCHIATRIC SOLUTIONS INC	COM	74439H108	1,895	63,600	SH	PUT	SOLE		63,600		
SKILLSOFT PLC	SPONSORED ADR	830928107	5,160	500,000	SH		SOLE		500,000		
SMITH INTL INC	COM	832110100	104,533	2,441,220	SH		SOLE		2,441,220		
ALCON INC	COM SHS	H01301102	25,543	158,100	SH		SOLE		158,100		
ALCON INC	COM SHS	H01301102	48,694	301,400	SH		SOLE		301,400		
XTO ENERGY INC	COM	98385X106	7,971	168,943	SH		SOLE		168,943		
XTO ENERGY INC	COM	98385X106	17,702	375,200	SH	PUT			375,200		

13FCON